Subsequent Events (Details) - Subsequent Event [Member] - IPO [Member] $ / shares in Units, $ in Millions	Dec. 29, 2023 USD ($) $ / shares shares
Subsequent Events [Line Items]
Initial public offering shares | shares	1,250,000
ommon share per share | $ / shares	$ 4
Net proceeds | $	$ 3.0